Goodwill and other intangibles (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of changes in goodwill and intangibles

Figures in million – SA rand	Notes	2025	Revised 2024	2023
Goodwill
Balance at beginning of the year		878	499	8,241
Goodwill on acquisition of subsidiaries	16.1	9	379	—
Impairment	10	—	—	(8,435)
Foreign currency translation		(44)	—	693
Carrying value at end of the year[1]		843	878	499
Other intangibles
Cost
Balance at beginning of the year		1,496	98	86
Intangible assets acquired on acquisition of subsidiaries	16.1	162	1,397	—
Additions		1	4	—
Foreign currency translation		(174)	(3)	12
Balance at end of the year		1,485	1,496	98

Accumulated amortisation and impairment
Balance at beginning of the year		220	95	5
Impairment	10	—	—	86
Foreign currency translation		(27)	(1)	—
Charge for the year		161	126	4
Balance at end of the year		355	220	95
Carrying value at end of the year[2]		1,130	1,276	3
Total goodwill and other intangibles		1,973	2,154	502
1The goodwill arose on the acquisition of the below subsidiaries:
•SFA (Oxford), amounting to R123 million allocated to the Stillwater (R60 million), Rustenburg (R44 million) and Kroondal (R18 million) CGUs, where it is tested for impairment. During 2023, the R60 million goodwill allocated to Stillwater was impaired (see note 10). The remaining carrying value of goodwill related to the SFA (Oxford)
acquisition amounts to R63 million at 31 December 2023
•Qinisele Resources, amounting to R54 million and fully impaired by 31 December 2020
•Cooke, amounting to R737 million which was fully impaired by 31 December 2020
•Aquarius Platinum (South Africa) Proprietary Limited (Aquarius), amounting to R401 million allocated to the Kroondal (R134 million) and the Rustenburg operation (R267 million) CGUs, where it is tested for impairment. No impairment has been recognised
•Stillwater, amounting to US$450 million (R5,874 million), at the exchange rate on the acquisition effective date) allocated to the Stillwater CGU. During 2023, the entire goodwill amount allocated to the Stillwater CGU with a carrying value of R8,352 million was impaired (see note 10)
•DRDGOLD, amounting to R35 million allocated to the DRDGOLD CGU, where it is tested for impairment. No impairment has been recognised
•Sandouville, amounting to R23 million allocated to the Sandouville CGU. During 2023, the entire goodwill amount allocated to the Sandouville CGU was impaired (see note 10)
•Reldan, amounting to R283 million allocated to the Reldan CGU, where it is tested for impairment. During 2025, the PPA was revised which resulted in additional goodwill of R96 million, resulting in a total goodwill R379 million (see note 16.2). Additional goodwill of R9 million was recognised on the acquisition of Metallix (see note
16.1) which is reported with Reldan
2Included in the balance at 31 December 2025, is an intangible asset at the Pennsylvania recycling operation in respect of vendor relationships - manufacturers amounting to R902 million (2024: R1,146 million) with a remaining amortisation period of approximately eight years. Also included is an intangible asset at the North Carolina recycling operation in respect of vendor relationships amounting to R106 million with a remaining amortisation period of approximately eight years

Schedule of estimates and assumptions used in calculation of impairment of goodwill	The Group’s estimates and assumptions used in the 31 December 2025 impairment testing include:

		Gold operations[1]			PGM operations			Europe (Sandouville nickel refinery)[2]	AUS operations*	Pennsylvania site recycling
		2025	2024	2023	2025	2024	2023	2023	2023	2025	2024
Average gold price[3,5]	R/kg	1,903,056	1,324,530	1,072,364
Average PGM (4E) basket price[4,5]	R/4Eoz				28,890	26,963	29,124
Average PGM (2E) basket price[5]	US$/2E oz				1,134	1,120	1,281
Average nickel price[5]	US$/lbs							8.9
Average cobalt price[5]	US$/lbs							15.8
Average zinc price[5]	A$/t								3,873
Average gold price[5]	US$/oz									3,562	2,329
Average silver price[5]	US$/oz									44	29
Nominal discount rate — South Africa[6,7]	%	11.7% - 13.5%	14.3% - 15.7%	13.7% - 15.8%	13.9% - 16.3%	21.3% - 21.5%	22.5% - 22.7%
Nominal discount rate — US7%					11.6	13.0	12.0			13.1	15.3
Nominal discount rate — Europe[7]	%							7.4
Nominal discount rate — Australia[7]	%								9.3
Inflation rate — South Africa[3,8]	%	3.5	5.0	6.0	3.5	5.0	6.0
Inflation rate — US8%					2.2	2.1	2.5			2.2	2.1
Inflation rate — Europe[8]	%							1.6
Inflation rate — Australia[8]	%								2.9
Life-of-mine[3,9]	years	1 - 11	4 - 10	4 - 11	1 - 66	13 - 45	14 - 47	23	4	N/A	N/A
*No impairment assessment performed at 31 December 2024 and 2025 as carrying values reduced to nil due to change in the rehabilitation provision
1Includes the operating gold mines Driefontein, Kloof and Beatrix
2The Keliber impairment assessment at 31 December 2025 applied an average lithium hydroxide price of US$17,475/t (2024: US$18,640/t, 2023: US$22,933/t), nominal discount rate of 10.1% (2024: 9.9%, 2023: 10.1%), inflation rate of 2% (2024: 2%, 2023: 2%) and a life-of-mine of 20 years (2024: 23 years, 2023:24 years)
3The estimates and assumptions used in the impairment assessment of the Burnstone project include an average gold price of R1,670,512/kg (2024: R1,189,493/kg, 2023:
R1,012,625/kg), inflation rate of 3.5% (2024: 5.0%, 2023: 6.0%) and life-of-mine of 23 years (2024: 25 years, 2023: 25 years)
4No impairment assessment was performed for Mimosa at 31 December 2025. The average PGM basket price used on the Mimosa equity-accounted joint venture at 31
December 2024 was R25,433/4Eoz (2023: R26,632/4Eoz)
5The average prices and the exchange rate were derived by considering various bank and commodity broker consensus forecasts
6Nominal discount rate for the Burnstone project is 15.2% (2024: 17.5%, 2023: 18.9%) and for the equity-accounted joint venture Mimosa at 31 December 2024 was 22.7%
(2023: 31.2%)
7The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
8The inflation rate is based on the expected forecast inflation rate in the geographical region which most affects the CGU's cash flows
9Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves